SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and VIE’s subsidiaries included in the Company, its subsidiaries, the VIE and VIE subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and VIE’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$6,876,195	$10,027,168
Restricted cash	—	659,779
Accounts receivable, net	1,975,422	815,022
Bank acceptance receivable	4,131,392	2,585,886
Inventories, net	4,991,435	8,879,486
Advances to suppliers, net	708,097	1,214,951
Other current assets	229,992	1,493,304
Total current assets	18,912,533	25,675,596
Property and equipment, net	9,873,502	9,361,862
Intangible assets, net	3,423,582	1,726,928
Long-term investment	606,005	617,570
Other long-term assets	—	172,911
Operating lease right of use assets	59,300	86,584
Deferred tax assets	10,778	212,876
Total assets	$32,885,700	$37,854,327
LIABILITIES
Current liabilities:
Bank loans	$479,715	$140,578
Accounts payable	3,578,494	5,266,571
Advance from customers	1,028,318	556,418
Bank notes payable	—	1,531,649
Deferred government grants - current	76,812	121,542
Taxes payable	225,683	825,301
Operating lease liabilities, current	73,560	23,859
Accrued expenses and other payables	1,207,536	701,263
Total current liabilities	6,670,118	9,167,181
Operating lease liabilities, long term	24,575	72,537
Deferred government grants - noncurrent	221,879	309,943
Total liabilities	6,916,574	9,549,661

	For the year ended
	September 30,
	2023	2022	2021
Net revenue	$46,471,478	$64,468,807	$57,049,381
Income (loss) from operations	$(1,722,218)	$2,502,014	$2,370,647
Net income (loss)	$(1,674,516)	$2,752,212	$2,857,492

	For the Year Ended
	September 30,
	2023	2022	2021
Net cash provided by operating activities	$1,203,386	$12,901,270	$2,122,539
Net cash used in investing activities	(3,700,105)	(1,153,972)	(1,781,618)
Net cash provided by (used in) financing activities	(1,190,278)	(5,937,529)	123,697
Effect of exchange rate on cash	(123,754)	(1,018,698)	343,759
Net increase (decrease) in cash, cash equivalents and restricted cash	$(3,810,751)	$4,791,071	$808,377

Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–40 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2023	2022
Gansu QLS	$169,574	$237,397
Chengdu QLS and subsidiaries	1,332,983	1,673,997
Zhongqiao	56,711	—
Total	$1,559,268	$1,911,394

Schedule of selling, general and administrative, research and development expense

	For the Year Ended
	September 30,
	2023	2022	2021
Selling expense	$961,679	$751,428	$979,925
General and administrative expense	2,831,444	2,149,522	2,262,560
Research and development expense	568,470	1,224,344	8,000
Total	$4,361,593	$4,125,294	$3,250,485

Schedule of computation of basic and diluted earnings (loss) per share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended September 30, 2023, 2022 and 2021:

	For the Years ended September 30,
	2023	2022	2021
Numerator:
Net income (loss) attributable to ordinary shareholders	$(7,780,620)	$1,076,693	$3,152,868

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	35,750,000	34,089,286
Outstanding warrants	—	—	—
Potentially dilutive shares from outstanding options and warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	35,750,000	34,089,286
Earnings per share – basic	$(0.22)	$0.03	$0.09
Earnings per share – diluted	$(0.22)	$0.03	$0.09

Schedule of currency exchange rates

	September 30, 2023	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=RMB 7.2960	US$1=RMB 7.1135	US$1=RMB 6.4580

Average rate	US$1=RMB 7.0533	US$1=RMB 6.5532	US$1=RMB 6.5095

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

The Company noted no transfers between levels during any of the periods presented.

The following is a reconciliation of the beginning and ending balance of the investment in securities measured at fair value on a recurring basis for the year ended September 30, 2023 and 2022:

	As of	As of
	September 30,	September 30,
	2023	2022
Beginning balance	$19,470,400	$20,323,400
Change in fair value	(5,527,381)	(853,000)
Ending balance	$13,943,019	$19,470,400